UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-8332

 NAME OF REGISTRANT:                     Emerging Markets Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2006 - 06/30/2007


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

Emerging Markets Portfolio
--------------------------------------------------------------------------------------------------------------------------
 BUNGE LIMITED                                                                               Agenda Number:  932685401
--------------------------------------------------------------------------------------------------------------------------
        Security:  G16962105
    Meeting Type:  Annual
    Meeting Date:  25-May-2007
          Ticker:  BG
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     TO ELECT AS CLASS I DIRECTOR: JORGE BORN, JR.             Mgmt          No vote

1B     TO ELECT AS CLASS I DIRECTOR: BERNARD DE LA               Mgmt          No vote
       TOUR D AUVERGNE LAURAGUAIS

1C     TO ELECT AS CLASS I DIRECTOR: WILLIAM ENGELS              Mgmt          No vote

1D     TO ELECT AS CLASS I DIRECTOR: L. PATRICK LUPO             Mgmt          No vote

1E     TO ELECT AS CLASS II DIRECTOR: OCTAVIO CARABALLO          Mgmt          No vote

02     TO APPOINT DELOITTE & TOUCHE LLP AS BUNGE LIMITED         Mgmt          No vote
       S INDEPENDENT AUDITORS FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2007 AND TO AUTHORIZE THE
       AUDIT COMMITTEE OF THE BOARD OF DIRECTORS TO
       DETERMINE THE INDEPENDENT AUDITORS  FEES.

03     TO APPROVE THE BUNGE LIMITED 2007 NON-EMPLOYEE            Mgmt          No vote
       DIRECTORS EQUITY INCENTIVE PLAN AS SET FORTH
       IN THE PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 ENERSIS S.A.                                                                                Agenda Number:  932654696
--------------------------------------------------------------------------------------------------------------------------
        Security:  29274F104
    Meeting Type:  Annual
    Meeting Date:  24-Apr-2007
          Ticker:  ENI
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     APPROVAL OF ENERSIS  ANNUAL REPORT, BALANCE               Mgmt          No vote
       SHEET, FINANCIAL STATEMENTS AND REPORT FROM
       THE EXTERNAL AUDITORS AND ACCOUNT INSPECTORS
       FOR THE YEAR ENDED ON DECEMBER 31, 2006.

O2     PROFIT DISTRIBUTION FOR THE PERIOD AND DIVIDEND           Mgmt          No vote
       PAYMENTS.

O3     SETTING OF DIRECTORS REMUNERATION.                        Mgmt          No vote

O4     SETTING OF COMPENSATION FOR DIRECTORS  COMMITTEE          Mgmt          No vote
       AND AUDIT COMMITTEE AND BUDGET DETERMINATIONS
       FOR 2007.

O6     APPOINTMENT OF INDEPENDENT EXTERNAL AUDITORS.             Mgmt          No vote

O7     APPOINTMENT OF TWO ACCOUNT INSPECTORS, INCLUDING          Mgmt          No vote
       TWO DEPUTIES, AND SETTING OF THEIR COMPENSATION.

O8     APPOINTMENT OF PRIVATE RATING AGENCIES.                   Mgmt          No vote

O9     APPROVAL OF THE COMPANY S  INVESTMENTS AND FINANCE        Mgmt          No vote
       POLICY.

O14    OTHER NECESSARY RESOLUTIONS FOR THE PROPER IMPLEMENTATION Mgmt          No vote
       OF AGREEMENTS.




--------------------------------------------------------------------------------------------------------------------------
 TENARIS, S.A.                                                                               Agenda Number:  932724380
--------------------------------------------------------------------------------------------------------------------------
        Security:  88031M109
    Meeting Type:  Annual
    Meeting Date:  06-Jun-2007
          Ticker:  TS
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A1     CONSIDERATION OF THE BOARD S AND INDEPENDENT              Mgmt          No vote
       AUDITOR S REPORTS. APPROVAL OF THE COMPANY
       S CONSOLIDATED FINANCIAL STATEMENTS.

A2     CONSIDERATION OF THE BOARD OF DIRECTORS  AND              Mgmt          No vote
       INDEPENDENT AUDITORS  REPORTS ON THE COMPANY
       S ANNUAL ACCOUNTS. APPROVAL OF THE COMPANY
       S ANNUAL ACCOUNTS AS AT DECEMBER 31, 2006.

A3     ALLOCATION OF RESULTS AND APPROVAL OF DIVIDEND            Mgmt          No vote
       PAYMENT.

A4     DISCHARGE TO THE MEMBERS OF THE BOARD OF DIRECTORS.       Mgmt          No vote

A5     ELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS.        Mgmt          No vote

A6     COMPENSATION OF THE MEMBERS OF THE BOARD OF               Mgmt          No vote
       DIRECTORS.

A7     AUTHORIZATION TO THE BOARD OF DIRECTORS TO CAUSE          Mgmt          No vote
       THE DISTRIBUTION OF ALL SHAREHOLDER COMMUNICATIONS.

A8     APPOINTMENT OF THE INDEPENDENT AUDITORS AND               Mgmt          No vote
       APPROVAL OF THEIR FEES.

E1     THE RENEWAL OF THE VALIDITY PERIOD OF THE COMPANY         Mgmt          No vote
       S AUTHORIZED SHARE CAPITAL TO ISSUE SHARES
       FROM TIME TO TIME WITHIN THE LIMITS. THE WAIVER
       OF ANY PREFERENTIAL SUBSCRIPTION RIGHTS OF
       EXISTING SHAREHOLDERS PROVIDED FOR BY LAW AND
       THE AUTHORIZATION TO THE BOARD TO SUPPRESS
       ANY PREFERENTIAL SUBSCRIPTION RIGHTS OF EXISTING
       SHAREHOLDERS.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Emerging Markets Portfolio
By (Signature)       /s/ Hon. Robert Lloyd George
Name                 Hon. Robert Lloyd George
Title                President
Date                 08/28/2007